April 29, 2011

Securities and Exchange Commission                                                                                                           VIA EDGAR
100 F. Street, N.E.
Washington, D.C. 20549

Attn:  Division of Investment Management, Mr. Larry L. Greene

Re:           Dblaine Investment Trust, File Nos. 811-22340 and 333-162536

Dear Mr. Greene:

Pursuant to the requirements of Rule 485(b) promulgated under the Securities Act of 1993, as amended we are, on behalf of the Dblaine Investment Trust (the “Trust”), filing Post-Effective Amendment # 4 (“PEA#4”) to  Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940.  This PEA#4 is being filed to incorporate comments by your office to the Trust's Post-effective Amendment # 3, filed on January 21, 2011, to register a new series of the Trust, the Dblaine Disciplined Fund (the “Fund”).

Specifically, the following changes and responses are made to those comments:

1.	Disclosure has been added in the Risk Sections of the Summary to discuss the recent market downturn and the legislative and regulatory response to same.
2.
Comment was made that the Trust needs to file its 17g-1 filing of its fidelity bond.  The Trust last filed its 17g-1 filing on August 10, 2010.  Its 2011 fidelity bond will be up for renewal this summer, and the Trust will make the appropriate filing within the tine lines set forth in the Rule.

3.	The Trust was asked to confirm that derivatives will not be used in this Fund, and we so confirm.
4.	The line item in the Shareholder Fees Table relating to Maximum Deferred Sales charges has been deleted, since no such charges are imposed.
5.
The Trust was asked to add a line item to the fee table in the Summary Section to reflect the expense of underlying funds.  After discussions with the Fund's investment adviser, it does not appear that the Fund will invest in underlying funds, so that line item has been left out of the table.

6.
In the footnote immediately following the Annual Fund Operating Expenses Table in the Summary Section discussing fee waivers and possible recoupments, the Trust was asked to change the term “waivers” to deferrals.  After consideration, the Trust believes that the term “waiver” is more accurate, since the adviser would be waiving receipt of its fee, with no guarantee or ever recouping it.  The term “deferral” implies a right and expectation of receipt at a future point.

7.
The Trust was asked to reconcile a discussion in the second paragraph of the Principal Investment Strategies discussion where there appeared to be a conflict between the Fund normally investing in equity securities, yet shifting among asset classes.  We have reconciled the paragraph by eliminating the word, equity.

8.	In the first paragraph of the same section, it has been made clear that the Fund's objective of income is a secondary objective.
9.
The Trust was asked to provide an opinion as to the appropriateness of allowing an expense limitation agreement applicable to the adviser to terminate in the event that the adviser resigned or was otherwise terminated.  Since the adviser would no longer be providing services to the Fund, and would have no influence or control over the affairs or expenses of the Fund, it would seem non-sensical to attempt to impose upon such an entity an ongoing obligation to support an entity that it was no longer associated with.  Further, no reasonable adviser would ever commit itself to such an ope-ended obligation.

10.
The discussion in the prospectus relating to the Dblaine Large Cap Composite have been conformed to standard performance time periods, expenses have been disclosed, and the terminology of the accounts has been changed from “Portfolio Accounts” to “Composite”.

11.	The discussion of Patriot Act requirements has been conformed to the discussion in the SAI.
12.	Risk disclosure stating that naked shorting has unlimited downside risk has been added to that Section of the SAI.
13.	The discussion stating that if a particular restriction is adhered to at the time of purchase, subsequent market movements will not cause a violation, has been amended to exclude illiquid securities.

With respect to the Trust's this PEA#4, on behalf of the Trust, we make the following representations to the Commission:

>	should the Commission or the staff, acting pursuant to delegated authority, declare PEA # 4 effective, it does not foreclose the Commission from taking any action with respect to the filing; and

>
the action of the Commission or the staff, acting pursuant to delegated authority, in declaring PEA # 4 effective, does not relieve the Trust from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

>	the Trust may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

This PEA#4 contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Trust.   Please direct any comments regarding the Trust’s PEA #4 to me at the below-listed address and phone number.  Thank you for your consideration.

Sincerely,

DRAKE COMPLIANCE, LLC

/s/  David D. Jones, Esq.
395 Sawdust Road, Suite 2137, The Woodlands, TX  77380    (P) & (F)  866-862-1719
INFO@DRAKECOMPLIANCE.COM  ●  WWW.DRAKECOMPLIANCE.COM
DAVID D. JONES, ESQ.